Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Inventory [Line Items]
Finished goods	¥ 40,069	¥ 39,477
Raw materials	25,363	23,303
Work in process	21,512	23,405
Project in progress	850	1,108
Supplies and other	3,659	3,084
Inventories	¥ 91,453	¥ 90,377